ACQUISITIONS (Details)				12 Months Ended	9 Months Ended	12 Months Ended	214 Months Ended		2 Months Ended		0 Months Ended		2 Months Ended		6 Months Ended	63 Months Ended	12 Months Ended		2 Months Ended				2 Months Ended		4 Months Ended	12 Months Ended		4 Months Ended				4 Months Ended		3 Months Ended	12 Months Ended		4 Months Ended					4 Months Ended										12 Months Ended							0 Months Ended				9 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 Hengda	Dec. 31, 2010 2010 Acquisitions USD ($)	Dec. 31, 2010 Husahe USD ($)	Dec. 31, 2010 Husahe USD ($)	Dec. 31, 2012 Husahe item	Apr. 19, 2010 Husahe Yunnan Province USD ($)	Apr. 18, 2010 Husahe Fujian Huabang USD ($)	Apr. 18, 2010 Husahe Fujian Huabang CNY	Apr. 19, 2010 Husahe Binglangjiang USD ($)	Apr. 19, 2010 Husahe Binglangjiang CNY	Apr. 18, 2010 Husahe Binglangjiang USD ($)	Apr. 18, 2010 Husahe Binglangjiang CNY	Dec. 31, 2010 Hengda USD ($)	Dec. 31, 2012 Hengda item	Dec. 31, 2010 Hengda Yunnan Province USD ($)	Jun. 22, 2010 Hengda Yunnan Province USD ($)	Jun. 21, 2010 Hengda Fujian Huabang USD ($)	Jun. 21, 2010 Hengda Fujian Huabang CNY	Jun. 22, 2010 Hengda Fujian Huabang USD ($)	Jun. 22, 2010 Hengda Fujian Huabang CNY	Jun. 21, 2010 Hengda Banzhu USD ($)	Jun. 21, 2010 Hengda Banzhu CNY	Dec. 31, 2010 Xineng USD ($)	Dec. 31, 2010 Xineng USD ($)	Aug. 16, 2010 Xineng Yunnan Province USD ($)	Aug. 15, 2010 Xineng Fujian Huabang USD ($)	Aug. 15, 2010 Xineng Fujian Huabang CNY	Aug. 16, 2010 Xineng Fujian Huabang USD ($)	Aug. 16, 2010 Xineng Fujian Huabang CNY	Aug. 15, 2010 Xineng Hengda USD ($)	Aug. 15, 2010 Xineng Hengda CNY	Dec. 31, 2010 Xiaopengzu USD ($)	Dec. 31, 2010 Xiaopengzu USD ($)	Sep. 08, 2010 Xiaopengzu Yunnan Province USD ($)	Sep. 07, 2010 Xiaopengzu Fujian Huabang USD ($)	Sep. 07, 2010 Xiaopengzu Fujian Huabang CNY	Sep. 08, 2010 Xiaopengzu Fujian Huabang USD ($)	Sep. 08, 2010 Xiaopengzu Fujian Huabang CNY	Apr. 23, 2010 Xiaopengzu Fujian Huabang item	Sep. 07, 2010 Xiaopengzu Binglangjiang USD ($)	Sep. 07, 2010 Xiaopengzu Binglangjiang CNY	Sep. 07, 2010 Xiaopengzu Banzhu USD ($)	Sep. 07, 2010 Xiaopengzu Banzhu CNY	Sep. 07, 2010 Xiaopengzu Yingchuan USD ($)	Sep. 07, 2010 Xiaopengzu Yingchuan CNY	Sep. 07, 2010 Xiaopengzu Wangkeng USD ($)	Sep. 07, 2010 Xiaopengzu Wangkeng CNY	Sep. 07, 2010 Xiaopengzu Yuanping USD ($)	Sep. 07, 2010 Xiaopengzu Yuanping CNY	Dec. 31, 2010 Jinling USD ($)	Dec. 30, 2010 Jinling Fujian Province USD ($)	Dec. 30, 2010 Jinling Fujian Huabang USD ($)	Dec. 30, 2010 Jinling Fujian Huabang CNY	Dec. 30, 2010 Jinling Jinlong	Dec. 30, 2010 Jinling Jintang	Dec. 30, 2010 Jinling Jinwei	Mar. 23, 2013 Wuyue USD ($)	Mar. 23, 2013 Wuyue CNY	Oct. 22, 2009 Wuyue USD ($) MW	Oct. 22, 2009 Wuyue CNY MW	Dec. 31, 2010 Wuyue USD ($)	Dec. 31, 2011 Dazhaihe USD ($)	Dec. 31, 2011 Dazhaihe USD ($)	Dec. 31, 2010 Dazhaihe USD ($)	Apr. 10, 2011 Dazhaihe Yunnan Province USD ($)	Apr. 10, 2011 Dazhaihe Xiaopengzu USD ($)	Apr. 10, 2011 Dazhaihe Xiaopengzu CNY	Nov. 06, 2010 Dazhaihe Xiaopengzu item
ACQUISITIONS
Ownership interest (as a percent)			100.00%		100.00%	100.00%					100.00%	100.00%									100.00%	100.00%			100.00%	100.00%				100.00%	100.00%			100.00%	100.00%				100.00%	100.00%												100.00%		100.00%	100.00%	55.00%	74.00%	74.00%			79.00%	79.00%	79.00%	100.00%	100.00%			100.00%	100.00%
Number of shareholders entered into an equity transfer purchase agreement																																									8																													7
Cash purchase price, excluding additional payment for acquiring certain receivables											$ 15,528,000	106,000,000
Additional cash payment to acquire certain receivables											1,316,000	8,980,000
Amount of advance payment in cash as capital injection									8,350,000	57,000,000			7,471,000	51,000,000					10,962,000	74,521,000			166,000	1,130,000				2,003,000	13,630,000			901,000	6,134,000				6,259,000	42,500,000				1,914,000	13,000,000	957,000	6,500,000	1,473,000	10,000,000	2,945,000	20,000,000	147,000	1,000,000								4,771,000	32,500,000
Number of hydroelectric stations operated							3									2
Number of megawatts of hydropower project that subsidiary holds a right to develop																																																													1,000	1,000
First installment of capital injection																																																													4,771,000	32,500,000
Additional cash as capital injection																																																													19,629,000	130,000,000
Period within which the entity is obligated to pay additional cash of capital injection after obtaining the certificate of approval																																																													2 years	2 years
Estimated fair value of the assets acquired and liabilities assumed at the date of acquisition
Cash purchase price											16,844,000										9,562,000									4,591,000									22,089,000															11,333,000	75,060,000													9,019,000
Total purchase consideration											16,844,000	114,980,000									9,562,000	65,000,000								4,591,000	31,250,000								22,089,000	150,000,000														11,333,000														9,019,000	59,000,000
Cash and Bank											7,478,000										1,000																		2,350,000															26,000														59,000
Property, plant and equipment, net											14,089,000										38,653,000									19,847,000									45,592,000															78,953,000														11,540,000
Intangible assets																					342,000									124,000																								1,759,000
Other assets											9,958,000										407,000									255,000									569,000															1,665,000														555,000
Goodwill								1,826,000			1,826,000							428,000			428,000						1,004,000			1,004,000						12,398,000			12,398,000														9,341,000	9,341,000													6,646,000	6,646,000
Deferred tax assets- non-current																																																						474,000
Total assets acquired											33,351,000										39,831,000									21,230,000									60,909,000															92,218,000														18,800,000
Short-term loans																																																						(9,286,000)
Current portion of long-term loans																					(3,015,000)									(73,000)									(1,878,000)															(5,964,000)
Other liabilities											(15,998,000)										(12,598,000)									(3,231,000)									(16,420,000)															(41,549,000)														(9,303,000)
Long-term loans																					(14,269,000)									(13,149,000)									(20,210,000)															(16,081,000)
Deferred tax liabilities-non-current											(509,000)										(387,000)									(186,000)									(312,000)															(4,274,000)														(478,000)
Total liabilities assumed											(16,507,000)										(30,269,000)									(16,639,000)									(38,820,000)															(77,154,000)														(9,781,000)
Non-controlling interest																																																						(3,731,000)
Net assets acquired	1,825,000	11,333,000									16,844,000										9,562,000									4,591,000									22,089,000															11,333,000														9,019,000
Goodwill expected to be deductible for tax purposes								0										0									0									0																	0														0
Acquisition-related costs						54,000											169,000									104,000									27,000																	51,000													28,000
Revenue					1,698,000										1,497,000										556,000									876,000																													0	831,000
Net profit/(loss)					706,000										(58,000)										(80,000)									(202,000)																													0	(717,000)
Unaudited pro forma consolidated financial information
Revenues				69,580,000																																																													54,960,000	59,125,000
Profit (loss) before income taxes				(9,575,000)																																																													(53,730,000)	2,824,000
Net loss attributable to ordinary shareholders				$ (7,653,000)																																																													$ (45,638,000)	$ (12,322,000)
Basic and diluted loss per share (in dollars per share)				$ (0.05)																																																													$ (0.29)	$ (0.09)